Sohu.com Limited Shareholders' Equity (Changyou 2019 Share Incentive Plan) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 26, 2019	Aug. 03, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 14,480	$ 2,350	$ (12,108)
Changyou 2019 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period		477,250
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Toal share based compensation expense		$ 4,800	$ 3,200
Total value of share options vested		$ 2,600
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement options excercised exercise price per share	$ 5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Share-based compensation expense		$ 2,600
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance						3,000,000
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award Options Not Exercisable in Period Conditionally Repurchased Price	5.39
Accrued fixed price, initial	5.39
Accrued fixed price, final	$ 5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options					1,909,000
Exercise Price of Shares					$ 0.01